Financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments classification
Total current financial assets	$ 19,768	$ 19,580
Total noncurrent financial assets	2,756	3,052
Total of financial assets	22,524	22,632
Total current financial liabilities	6,343	7,629
Total noncurrent financial liabilities	20,584	21,868
Total of financial liabilities	26,927	29,497
Amortized cost
Financial instruments classification
Total current financial liabilities	6,139	7,301
Total noncurrent financial liabilities	14,826	16,889
Total of financial liabilities	20,965	24,190
At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	204	328
Total noncurrent financial liabilities	5,758	4,979
Total of financial liabilities	5,962	5,307
Amortized cost
Financial instruments classification
Total current financial assets	15,915	15,196
Total noncurrent financial assets	1,451	2,229
Total of financial assets	17,366	17,425
At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	1,097	757
Total of financial assets	1,097	757
At fair value through profit or loss
Financial instruments classification
Total current financial assets	3,853	4,384
Total noncurrent financial assets	208	66
Total of financial assets	4,061	4,450
Cash and cash equivalents
Financial instruments classification
Total current financial assets	13,649	13,487
Cash and cash equivalents | Amortized cost
Financial instruments classification
Total current financial assets	13,649	13,487
Short-term investments
Financial instruments classification
Total current financial assets	951	771
Short-term investments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	951	771
Financial instruments classification
Financial instruments classification
Total current financial assets	214	134
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial assets	214	134
Accounts receivable
Financial instruments classification
Total current financial assets	4,954	4,993
Accounts receivable | Amortized cost
Financial instruments classification
Total current financial assets	2,266	1,514
Accounts receivable | At fair value through profit or loss
Financial instruments classification
Total current financial assets	2,688	3,479
Related parties
Financial instruments classification
Total current financial assets		195
Related parties | Amortized cost
Financial instruments classification
Total current financial assets		195
Judicial deposits
Financial instruments classification
Total noncurrent financial assets	1,326	1,268
Judicial deposits | Amortized cost
Financial instruments classification
Total noncurrent financial assets	1,326	1,268
Restricted cash
Financial instruments classification
Total noncurrent financial assets	125	38
Restricted cash | Amortized cost
Financial instruments classification
Total noncurrent financial assets	125	38
Financial instruments classification
Financial instruments classification
Total noncurrent financial assets	208	66
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial assets	208	66
Investments in equity securities
Financial instruments classification
Total noncurrent financial assets	1,097	757
Investments in equity securities | At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	1,097	757
Related parties
Financial instruments classification
Total noncurrent financial assets		923
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial assets		923
Suppliers and contractors
Financial instruments classification
Total current financial liabilities	3,777	3,367
Suppliers and contractors | Amortized cost
Financial instruments classification
Total current financial liabilities	3,777	3,367
Liabilities related to the concession grant
Financial instruments classification
Total current financial liabilities	350	209
Total noncurrent financial liabilities	1,956	2,103
Financial instruments classification
Financial instruments classification
Total current financial liabilities	204	328
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	204	328
Loans and borrowings
Financial instruments classification
Total current financial liabilities	992	1,136
Loans and borrowings | Amortized cost
Financial instruments classification
Total current financial liabilities	992	1,136
Interest on capital
Financial instruments classification
Total current financial liabilities	27	1,220
Interest on capital | Amortized cost
Financial instruments classification
Total current financial liabilities	27	1,220
Related parties
Financial instruments classification
Total current financial liabilities	188	725
Related parties | Amortized cost
Financial instruments classification
Total current financial liabilities	188	725
Financial instruments classification
Financial instruments classification
Total noncurrent financial liabilities	521	689
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	521	689
Loans and borrowings
Financial instruments classification
Total noncurrent financial liabilities	12,870	13,891
Loans and borrowings | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	12,870	13,891
Related parties
Financial instruments classification
Total noncurrent financial liabilities		895
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities		895
Other financial liabilities
Financial instruments classification
Total current financial liabilities	805	644
Participative stockholders' debentures
Financial instruments classification
Total noncurrent financial liabilities	4,687	3,413
Participative stockholders' debentures | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	4,687	3,413
Financial guarantees
Financial instruments classification
Total noncurrent financial liabilities	$ 550	$ 877